REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REVENUES
Schedule of disaggregated revenue information by geographic area based upon customer's country of domicile

	Three Months Ended March 31,
	2026	2025
United States	$7,645,403	$8,254,356
India	527,150	733,987
	8,172,553	8,988,343

	Year Ended December 31,
	2025	2024
United States	$33,067,961	$20,939,197
India	$2,768,848	1,713,688
	35,836,809	22,652,885

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$2,982,373	$—
Total product revenue	2,982,373	—
Service revenue
Revenue recognized over a period of time (2)	32,854,436	22,652,885
Total service revenue	32,854,436	22,652,885
Total revenue	$35,836,809	$22,652,885

(1)Product revenue consists of (i) sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery, and (ii) sales of 4G telematics hardware units with embedded software to original equipment manufacturers (“OEMs”), for which revenue is recognized at a point in time upon transfer of control in accordance with the applicable International Commercial Terms (Incoterms) described in the respective contracts.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, (iii) software manpower consultancy services and software subscription services providing access to the Company’s IIoT platform, (iv) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services, and (v) distributed energy and renewables services, including engineering, procurement and construction (“EPC”) activities and sale of electricity under power purchase agreements (“PPAs”) and BTS energy service agreements. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.